Segments - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		12 Months Ended		40 Months Ended	43 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2018
Revenue	$ 8,942	$ 34,379	$ 60,787	$ 119,989
Cost of revenues		451	49,586	13,130
Operating expense excluding depreciation	706,222	81,054	1,370,715	287,899
Depreciation	1,149	3,192	16,100	20,975
Operating loss	(697,280)	(47,126)	(1,359,514)	(181,040)
Interest expense	(147,950)		(59,241)
Loss on debt extinguishment	(25,000)
Net loss	(870,230)	(47,126)	(1,418,755)	(181,040)	$ 2,413,739	$ 3,283,969
Fixed assets, net	7,978		8,615	26,101	8,615	7,978
Total assets	169,439		132,486	142,380	132,486	169,439
North America [Member]
Revenue
Cost of revenues
Operating expense excluding depreciation	451,563
Depreciation
Operating loss	(451,563)		(732,965)
Interest expense	(147,950)		(59,241)
Loss on debt extinguishment	(25,000)
Net loss	(623,778)		(792,206)
Fixed assets, net
Total assets	55,308		20,394		20,394	55,308
Asia [Member]
Revenue	8,942	34,379	60,787	99,683
Cost of revenues		451
Operating expense excluding depreciation	184,962	77,961
Depreciation	1,022	3,192	9,351	11,228
Operating loss	(177,042)	(46,955)	(574,878)	(187,743)
Interest expense
Loss on debt extinguishment
Net loss	(177,777)	(46,955)	(574,878)	(187,743)
Fixed assets, net	6,845		7,383	11,985	7,383	6,845
Total assets	112,533		84,206	127,730	84,206	112,533
Europe [Member]
Revenue				20,306
Cost of revenues
Operating expense excluding depreciation	68,548	171
Depreciation	127		6,749	9,747
Operating loss	(68,675)	(171)	(51,671)	6,703
Interest expense
Loss on debt extinguishment
Net loss	(68,675)	$ (171)	(51,671)	6,703
Fixed assets, net	1,133		1,232	14,116	1,232	1,133
Total assets	$ 1,598		$ 27,886	$ 1,465	$ 27,886	$ 1,598